OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2023
Other Investments [Abstract]
OTHER INVESTMENTS
18	OTHER INVESTMENTS

Other investments relate to pension fund surplus from a defined benefit pension plan where the accounting policy is included in Note 26. Other investments are measured at fair value.

In connection with the Spin-off of Grindrod Shipping Pte Limited (‘GSPL’) and Grindrod Shipping (SA) (Pty) Limited (‘GSSA’) from Grindrod Limited, Grindrod Limited (former Parent), GSSA and the trustees to the Grindrod Pension Fund (Fund), a defined benefit pension plan operated by Grindrod Limited, resolved that GSSA should be included as a second participating employer of this fund and GSSA will be allocated 40% of the pension surplus which was subject to regulatory approval before this could be enacted.

GSPL and GSSA are fellow subsidiaries of the Group.

On 7 October 2020, the relevant regulatory approval was obtained and accordingly effective on the 31 December 2020, GSSA was included in the Fund as the second employer. US$3,150,000 (Rands 46,054,000) was transferred from Grindrod Limited’s employer surplus account to the GSSA employer surplus account established within the Fund.
Employer surplus account is the excess of the Fund's asset over the Fund's liabilities.

GSSA will not contribute to the
F
und in respect of the
F
und employees and the employer surplus account is only available for use in accordance with the Rules of the Fund.

On 27 September 2023, the relevant regulatory approval was obtained to transfer the balance of the employer surplus account from the Fund to the Alexander Forbes Retirement Fund, which Grindrod Shipping (SA) (Pty) Limited is a participating employer in the Provident section. The balance of the employer surplus account was transferred on 22 December 2023 and will be used for a contribution holiday commencing 1 January 2024.

The employer surplus was initially valued at US$3,150,000 based on the quoted market prices in the active markets. Subsequent fair value change in respect of the allocated fund assets are recorded as a component of other comprehensive income.

The amounts recognised in the consolidated annual financial statements in this respect are as follows:

	2023	2022
	US$’000	US$’000

Recognised asset at 1 January	3,714	3,730

Interest income	434	442
Recognised in other comprehensive income in the current year	(220)	(207)
Translation	(315)	(251)

Present value of other investment at 31 December	3,613	3,714

The principal actuarial assumptions applied in the determination of fair values include:
Discount rate (p.a.)	12.7%	12.2%